Intangible Assets, Net	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

As of June 30, 2026 and 2025, intangible assets, net consisted of the following:

	As of June 30, 2026
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	1,560,930	(775,958)	784,972
License	927,285	(115,911)	811,374
Software	269,706	(148,135)	121,571
Client lists	170,002	(170,002)	-
Collaboration agreement	100,456	(62,785)	37,671
Others	89,424	(33,642)	55,782
Total	3,117,803	(1,306,433)	1,811,370

	As of June 30, 2025
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	1,588,175	(630,684)	957,491
License	943,470	(70,760)	872,710
Software	219,950	(121,730)	98,220
Client lists	172,970	(129,727)	43,243
Collaboration agreement	102,209	(38,329)	63,880
Others	35,791	(16,233)	19,558
Total	3,062,565	(1,007,463)	2,055,102

Amortization expense was $315,915, $376,739 and $196,859 for the years ended June 30, 2026, 2025 and 2024, respectively. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2027	285,619
2028	266,231
2029	228,984
2030	145,370
2031	121,222